Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2023 CNY (¥)	Aug. 31, 2023 USD ($)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net loss	¥ (386,823)	$ (53,295)	¥ (703,537)	¥ (165,803)
Other comprehensive (loss)/income, net of tax
Foreign currency translation adjustment	137,775	18,982	(133,840)	(17,156)
Other comprehensive (loss)/income	137,775	18,982	(133,840)	(17,156)
Comprehensive loss	(249,048)	(34,313)	(837,377)	(182,959)
Less: comprehensive (loss)/income attributable to non-controlling interests	8,257	1,138	5,886	(113,107)
Comprehensive loss attributable to ordinary shareholders	¥ (257,305)	$ (35,451)	¥ (843,263)	¥ (69,852)